Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ 162,205	$ 8,105	$ 16,967
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	69,833	41,846	28,747
Write-off of debt issuance costs	1,209	0	3,388
Amortization of debt issuance costs	4,937	2,398	1,149
Share-based payments	(1,273)	284	324
Foreign exchange loss/(gain)	179	1,246	(42)
Change in fair value of derivative instruments	(24,423)	21,575	1,749
Other	(4,404)	4,804	8
Changes in operating assets and liabilities, net:
Inventory	(2,797)	(970)	(1,771)
Trade accounts receivable, net	(1,220)	1,375	(5,425)
Accrued income	(981)	(3,490)	(510)
Prepaid expenses	8,857	(8,556)	(2,270)
Other receivables	1,365	(2,599)	(893)
Receivables due from related parties	(62)	149	1,405
Payables due to related parties	36	216	(110)
Accounts payable	(1,357)	2,791	(10)
Accrued expenses	(1,406)	7,086	472
Deferred charter revenue	1,532	12,766	10,016
Other current liabilities	2,844	48	(6)
Provisions	(230)	230	(1,662)
Net cash provided by operating activities	214,844	89,304	51,526
Investing activities
Purchase of other fixed assets	(4)	(3)	(10)
Vessel purchase prepayments	0	(125,800)	0
Purchase of vessels and equipment	(265,930)	(565,590)	(291,532)
Net cash used in investing activities	(265,934)	(691,393)	(291,542)
Financing activities
Purchase of treasury shares	(7,788)	(1,661)	0
Repayment of long-term debt	(72,186)	(35,600)	(29,456)
Drawdown of revolving credit facilities	340,266	48,684	0
Repayment of revolving credit facilities	(297,895)	(49,342)	(50,000)
Prepayment of long-term debt	(120,313)	0	(294,000)
Proceeds from long-term debt	383,290	669,600	697,879
Financing costs	(3,339)	(17,542)	(5,014)
Cash dividends paid	(98,932)	(10,818)	(5,411)
Net cash provided by financing activities	123,103	603,321	313,998
Effect of exchange rate changes on cash	195	(1,368)	19
Net increase/(decrease) in cash, cash equivalents and restricted cash	72,208	(136)	74,001
Cash, cash equivalents and restricted cash at the beginning of the period	128,962	129,098	55,097
Cash, cash equivalents and restricted cash at the end of the period	201,170	128,962	129,098
Supplemental Information
Interest paid	(49,002)	(37,075)	(35,955)
Income tax paid	$ (145)	$ (176)	$ (58)